Financial risk management (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Profit before tax	$ 395,959	$ 1,143,302	$ 1,175,377	$ 757,202
Other comprehensive income
Unused credit facilities			$ 653,700	681,900
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Percenatge of increase market interest rates			1.00%
Profit before tax			$ 8,860	20,929
Other comprehensive income
Percenatge of decrease market interest rates			1.00%